Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$ 27,560,017		$ 71,472,453
Investments in U.S. Treasury notes	190,874,789		205,256,695
Total investments in U.S. Treasury notes	218,434,806		276,729,148
Short-term money market fund	16,785,518	[1]	8,281,834	[1]
Net unrealized appreciation on open futures and forward currency contracts	2,573,582		7,842,259
Net unrealized depreciation on open futures and forward currency contracts	(684,078)		(544,585)
Total open futures and forward currency contracts	1,889,504		7,297,674
Total financial assets at fair value	237,109,828		292,308,656
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	2,507,201		7,245,011
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	731,816		(322,642)
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(252,629)		(165,871)
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	1,032,389		(2,410,168)
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	45,610		33,040
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(641,849)		2,488,781
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	554,628		28,399
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	1,037,236		7,593,472
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(617,697)		52,663
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	218,434,806		276,729,148
Short-term money market fund	16,785,518	[1]	8,281,834	[1]
Total open futures and forward currency contracts	2,507,201		7,245,011
Total financial assets at fair value	237,727,525		292,255,993
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	2,507,201		7,245,011
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	731,816		(322,642)
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(252,629)		(165,871)
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	1,032,389		(2,410,168)
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	45,610		33,040
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(641,849)		2,488,781
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	554,628		28,399
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	1,037,236		7,593,472
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(617,697)		52,663
Total financial assets at fair value	(617,697)		52,663
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	$ (617,697)		$ 52,663

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.